SUPPLEMENTAL OIL AND GAS RESERVE INFORMATION (Unaudited) (Schedule of Discounted Future Net Cash Flows) (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
SUPPLEMENTAL OIL AND GAS RESERVE INFORMATION [Abstract]
Future cash inflows		$ 51,313
Production		16,548
Development	[1]	3,142 [1]
Income taxes		10,752
Future net cash flows		20,871
10% discount factor		(8,161)
Standardized measure of discounted future net cash flows		12,710
Estimated fututre development costs		$ 3,142

[1]	Includes cost to P&A proved properties.